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              HARTFORD LEADERS OUTLOOK (SERIES II, IIR AND III)
                           SEPARATE ACCOUNT SEVEN
                 HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                             FILE NO. 333-101955

     SUPPLEMENT DATED JULY 18, 2005 TO YOUR PROSPECTUS DATED MAY 2, 2005


This supplement deletes the references in your prospectus that American Fund Global Growth Fund Sub-Account, AIM V.I. International Growth Fund Sub-Account and MFS(R) Global Equity Series Sub-Account are closed to new and subsequent Premium Payments and transfers of Contract Value. The references are a clerical error.

 THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV-5263